Exhibit 99.1

World Omni Auto Receivables Trust 2023-A

Monthly Servicer Certificate

August 31, 2026

Dates Covered
Collections Period	08/01/26 - 08/31/26
Interest Accrual Period	08/17/26 - 09/14/26
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/26	155,988,220.04	12,612
Yield Supplement Overcollateralization Amount 07/31/26	6,713,838.41	0
Receivables Balance 07/31/26	162,702,058.45	12,612
Principal Payments	9,693,296.33	315
Defaulted Receivables	122,410.28	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/26	6,103,681.91	0
Pool Balance at 08/31/26	146,782,669.93	12,290

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.69%
Prepayment ABS Speed	1.14%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	4,367,372.09	225
Past Due 61-90 days	1,375,615.85	72
Past Due 91-120 days	168,286.59	9
Past Due 121+ days	0.00	0
Total	5,911,274.53	306

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.87%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.01%
Delinquency Trigger Occurred	NO

Recoveries	176,443.49
Aggregate Net Losses/(Gains) - August 2026	(54,033.21)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.40%
Prior Net Losses/(Gains) Ratio	0.82%
Second Prior Net Losses/(Gains) Ratio	0.53%
Third Prior Net Losses/(Gains) Ratio	1.24%
Four Month Average	0.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.70%

Overcollateralization Target Amount	5,038,175.22
Actual Overcollateralization	5,038,175.22
Weighted Average Contract Rate	6.10%
Weighted Average Contract Rate, Yield Adjusted	10.04%
Weighted Average Remaining Term	26.11

Flow of Funds	$ Amount
Collections	10,696,930.93
Investment Earnings on Cash Accounts	16,035.98
Servicing Fee	(135,585.05)
Transfer to Collection Account	-
Available Funds	10,577,381.86

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	411,212.10
(3) Noteholders’ First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders’ Second Priority Principal Distributable Amount	-
(6) Class C Interest	65,772.00
(7) Noteholders’ Third Priority Principal Distributable Amount	4,167,374.89
(8) Required Reserve Account	-
(9) Noteholders’ Principal Distributable Amount	5,038,175.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	768,133.57

Total Distributions of Available Funds	10,577,381.86

Servicing Fee	135,585.05
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 08/17/26	150,950,044.82
Principal Paid	9,205,550.11
Note Balance @ 09/15/26	141,744,494.71

Class A-1
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2a
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2b
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-3
Note Balance @ 08/17/26	7,990,044.82
Principal Paid	7,990,044.82
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-4
Note Balance @ 08/17/26	97,610,000.00
Principal Paid	1,215,505.29
Note Balance @ 09/15/26	96,394,494.71
Note Factor @ 09/15/26	98.7547328%

Class B
Note Balance @ 08/17/26	30,230,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	30,230,000.00
Note Factor @ 09/15/26	100.0000000%

Class C
Note Balance @ 08/17/26	15,120,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	15,120,000.00
Note Factor @ 09/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	603,698.18
Total Principal Paid	9,205,550.11
Total Paid	9,809,248.29

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.63650%
Coupon	4.06650%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.83000%
Interest Paid	32,159.93
Principal Paid	7,990,044.82
Total Paid to A-3 Holders	8,022,204.75

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	1,215,505.29
Total Paid to A-4 Holders	1,594,557.46

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5991268
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.1358436
Total Distribution Amount	9.7349704

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1149061
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	28.5481093
Total A-3 Distribution Amount	28.6630154

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	12.4526718
Total A-4 Distribution Amount	16.3360052

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	452.70
Noteholders’ Principal Distributable Amount	547.30

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/26	5,038,175.22
Investment Earnings	14,975.17
Investment Earnings Paid	(14,975.17)
Deposit/(Withdrawal)	-
Balance as of 09/15/26	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,222,037.66	1,310,991.93	988,374.43
Number of Extensions	68	74	54
Ratio of extensions to Beginning of Period Receivables Balance	0.75%	0.76%	0.54%